Segment Information - Schedule of Revenues by Service Lines (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenues by Service Lines [Line Items]
Total revenue	$ 164,481,414	$ 142,812,726	$ 150,356,539
IT consulting service [Member]
Schedule of Revenues by Service Lines [Line Items]
Total revenue	158,790,921	136,844,784	144,286,502
Customized IT solution service [Member]
Schedule of Revenues by Service Lines [Line Items]
Total revenue	2,781,538	3,147,593	4,554,200
Other [Member]
Schedule of Revenues by Service Lines [Line Items]
Total revenue	894,598	1,825,961	1,515,837
IT services subtotal [Member]
Schedule of Revenues by Service Lines [Line Items]
Total revenue	162,467,057	141,818,338	150,356,539
Academic education service [Member]
Schedule of Revenues by Service Lines [Line Items]
Total revenue	2,047,049	1,042,832
Inter-segment [Member]
Schedule of Revenues by Service Lines [Line Items]
Total revenue	$ (32,692)	$ (48,444)